INVENTORIES (Details) - USD ($)	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Inventory	$ 7,422,951	$ 4,310,519	$ 0
Artwork [Member]
Inventory	362,673	859,540
Script Development [Member]
Inventory	4,155,008	2,235,979
Mobile Audio Games [Member]
Inventory	$ 2,905,270	$ 1,215,000